Short-term bank borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Short-term bank borrowings
Schedule of Short-term bank borrowings

	As of
	December 31,	As of June 30,
	2022	2023
	RMB	RMB
Secured bank loans	72,500	—
Short-term borrowing	72,500	—